Income Taxes - Additional Information (Details) - Federal Income Tax - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss	$ 45	$ 39	$ 34
Net operating loss carry-forward expiration year	2028	2028